Taxation - Schedule of Valuation Allowance of Deferred Tax Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Valuation Allowance of Deferred Tax Assets [Abstract]
Balance at beginning of the period	$ 91,847	$ 121,016
Additions
Reversal	(22,316)	(29,730)
Foreign currency translation adjustments	54	561
Balance at end of the period	$ 69,585	$ 91,847